Earnings (Loss) per Share Attributable to Owners of the Controlling Company	12 Months Ended
Dec. 31, 2022
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Earnings (Loss) per Share Attributable to Owners of the Controlling Company
25.
Earnings (Loss) per Share Attributable to Owners of the Controlling Company
(a)
Basic earnings (loss) per share for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In won and number of shares)
	2020		2021	2022
Profit (loss) attributable to owners of the Controlling Company for the year	₩	(94,852,991,844)	1,186,182,126,952	(3,071,564,667,651)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700
Basic earnings (loss) per share	₩	(265)	3,315	(8,584)

For the years ended December 31, 2020, 2021 and 2022, there were no events or transactions that resulted in changes in the number of common stocks used for calculating basic earnings (loss) per share.

(b)
Diluted earnings (loss) per share

Diluted loss per share is not different from basic loss per share as there is no dilution effects of potential common stocks for the year ended December 31, 2020 and 2022. In 2020, 40,988,998 shares of potential common stock to be issued from conversion were not considered from the calculation of weighted-average number of common stocks due to antidilution. As of December 31, 2022, the convertible bonds have been redeemed in full.

Diluted earnings per share for the year ended December 31, 2021 are determined as follows:

(In won and number of shares)
	2021
Profit attributable to owners of the Controlling Company	₩	1,186,182,126,952
Adjustments:
Interest expenses of convertible bond, net of income tax		11,382,390,353
Loss on fair value valuation of convertible bond, net of income tax		50,521,798,972
Diluted profit attributable to owners of the Controlling Company		1,248,086,316,277
Weighted-average number of common stocks outstanding, after adjustment		398,804,698
Diluted earnings per share	₩	3,130

Weighted-average number of common stocks outstanding, after adjustment, for measurement of diluted earnings per share is determined as follows:

(Number of shares)
	2021
Weighted-average number of common stocks outstanding	₩	357,815,700
Adjustment : Number of common stocks to be issued from conversion		40,988,998
Weighted-average number of common stocks outstanding, after adjustment	₩	398,804,698